Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000256040 [Member]
Shareholder Report [Line Items]
Fund Name	Matrix Advisors Value ETF
Class Name	Matrix Advisors Value ETF
Trading Symbol	MAVF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Matrix Advisors Value ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://matrixadvisorsvalueetf.com. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://matrixadvisorsvalueetf.com. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://matrixadvisorsvalueetf.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$41	0.75%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%
Net Assets	$ 83,733,763
Holdings Count | holding	27
Advisory Fees Paid, Amount	$ 303,017
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$83,733,763	Advisory Fees	$303,017
# of Portfolio Holdings	27	Portfolio Turnover Rate*	11%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	29.4%
Information Technology	22.5%
Communication Services	15.9%
Industrials	8.7%
Health Care	8.4%
Consumer Discretionary	8.3%
Consumer Staples	6.3%
Cash and Cash Equivalents	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
Alphabet, Inc. - Class C	9.2%
Microsoft Corp.	7.0%
Apple, Inc.	6.0%
Amazon.com, Inc.	5.0%
Applied Materials, Inc.	4.7%
Morgan Stanley	4.5%
Goldman Sachs Group, Inc.	4.4%
Meta Platforms, Inc. - Class A	4.3%
JPMorgan Chase & Co.	4.1%
Wells Fargo & Co.	3.9%